Warrants reserve (Details Narrative) - $ / shares	Feb. 28, 2023	Aug. 31, 2022
IfrsStatementLineItems [Line Items]
Weighted average exercise price	$ 0.72	$ 0.72
Warrants [Member]
IfrsStatementLineItems [Line Items]
Weighted average exercise price	$ 0.72